Document And Entity Information	Oct. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2021
Entity Registrant Name	SQZ BIOTECHNOLOGIES COMPANY
Entity Central Index Key	0001604477
Entity Emerging Growth Company	true
Entity File Number	001-39662
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2431115
Entity Address, Address Line One	200 Arsenal Yards Blvd
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	758-8672
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SQZ
Security Exchange Name	NYSE